Contract liabilities - Movement in contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Contract liabilities [abstract]
Contract liabilities	$ 3,086	$ 6,491
Movement in contract liabilities
Balance at January 1	6,491	6,111
Revenue recognized (Note)	(71,733)	(9,089)
Receipt from customers upon entering sales contracts	68,391	9,469
Eliminated on disposal of a subsidiary	(63)	0
Balance at December 31	3,086	6,491
Revenue from the expiration of unused kits	$ 4,832	$ 1,126